                U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                              FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2


1.  Name and address of issuer:  The Griffin Funds, Inc.
                                 5000 Rivergrade Road
                                 Irwindale, CA 91706

2. Name of each series or class of funds for which this notice is filed:
    Griffin Money Market Fund, Griffin Tax-Free Money Market Fund, Griffin Short-Term Bond Fund - Class A, Griffin Short-Term Bond Fund - Class B, Griffin U.S. Government Income Fund - Class A, Griffin U.S. Government Income Fund - Class B, Griffin Bond Fund
    - Class A, Griffin Bond Fund - Class B, Griffin Municipal Bond Fund - Class A, Griffin Municipal Bond Fund - Class B, Griffin California Tax-Free Fund - Class A, Griffin California Tax-Free Fund - Class B, Griffin Growth & Income Fund - Class A, Griffin Growth & Income Fund - Class B, Griffin Growth Fund - Class A and Griffin Growth Fund - Class B.

3.  Investment Company Act File Number:  811-7948

    Securities Act File Number:  33-67148

4.  Last day of fiscal year for which this notice is filed: 9/30/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before
    termination of the issuer's 24f-2 declaration:              [  ]

6. Date of termination of issuer's declaration under 24f-2(a)(1), if applicable: n/a

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None.

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 47,520,569 shares equaling $86,999,982.

9. Number and aggregate sale price of securities sold during the fiscal year: 267,699,429 shares equaling $420,802,557.

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
    220,178,860 shares equaling $333,802,575.

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see B.7): 8,025,130 shares equaling
    $13,688,739.

12. Calculation of registration fee:

    (i)    Aggregate sale price of securities sold
           during the fiscal year in reliance on
           rule 24f-2 (from item 10):                 $333,802,575

    (ii)   Aggregate price of shares issued in
           connection with dividend reinvestment
           plans (from item 11, if appl.)             + 13,688,739

    (iii)  Aggregate price of shares redeemed
           or repurchased during the fiscal year:     -187,400,631

    (iv)   Aggregate price of shares redeemed or
           repurchased and previously applied as a
           reduction to filing fees pursuant to
           rule 24e-2 (if applicable):                +          0

    (v)    Net aggregate price of securities sold
           and issued during the fiscal year in
           reliance on rule 24f-2 [line (I), plus
           line (ii), less line (iii), plus line (vi)]
           if appl.:                                    160,090,683

    (vi)   Multiplier prescribed by Section 6(b)
           of the Securities Act of 1933 or other
           applicable law or regulation:               x     1/3300

    (vii)  Fee due [line (I) or line (v) x line (vi)]: $     48,513

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
                                                                   [x]

    Date of mail or wire transfer of filing fees to the Commission's lockbox depository:



Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By              [s]  Steven P. Muson
                Steven P. Muson, Assistant Treasurer

Date            November 14, 1996

                      [ MORRISON & FOERSTER LLP LETTERHEAD]


                                                               November 18, 1996


The Griffin Funds, Inc.
5000 Rivergrade Road
Irwindale, CA  91706

         Re:   Issuance of 267,699,429 Shares of The Griffin Funds, Inc.

Ladies and Gentlemen:

     The Griffin Funds, Inc. (the "Company") has requested our opinion in connection with the issuance by the Company of 267,699,429 capital shares of the Company, aggregating the issuance of nine separate series (the "Stock") during the period October 1, 1995 through September 30, 1996, inclusive ("Fiscal 1996"). We understand that a copy of this opinion will be provided to the Securities and Exchange Commission pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940, as amended.

     We have examined documents relating to the organization of the Company and the authorization and issuance of shares of the Company. We also have examined a certificate of the Assistant Treasurer of the Company, dated November 14, 1996, relating to the number of shares of the Company issued by the Company during Fiscal 1996.

         Based upon and subject to the foregoing, we are of the opinion that:

     The issuance of the Stock by the Company has been duly and validly authorized by all appropriate corporate action and, assuming delivery by sale or in accord with the Company's dividend reinvestment plan was in accordance with the description set forth in the Company's current prospectuses under the Securities Act of 1933, the Stock has been duly authorized and is validly issued, fully paid and nonassessable.

     We consent to the submission of a copy of this opinion to the Securities and Exchange Commission in connection with the filing of the Company's Rule 24f-2 Notice for Fiscal 1996, as contemplated in Rule 24f-2(b)(1) under the Investment Company Act of 1940, as amended.

     The opinion given above is subject to the condition that the Company shall have complied with the provisions of any applicable laws, regulations and permits of any state or foreign country in which any of the Stock was sold or was issued in accord with the Company's dividend reinvestment plan.

                                Very truly yours,


                                /s/ Morrison & Foerster LLP

                                Morrison & Foerster LLP

                      [MORRISON & FOERSTER LLP LETTERHEAD]


                                                               November 26, 1996


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:   The Griffin Funds, Inc.
               File No. 33-67148

Dear Sirs:

         On behalf of The Griffin Funds, Inc. (the "Company"), we are transmitting on EDGAR for filing pursuant to Rule 24f-2(c) under the Investment Company Act of 1940 the Company's Rule 24f-2 Notice.

         We understand that the fee required with this filing has been wired to the Securities and Exchange Commission account at Mellon Bank with the reference
(CIK) number of 0000910424, as required by paragraphs (b)(1) and (c), respectively, of Rule 24f-2.

         In the event that you have questions concerning this filing, please contact the undersigned at (202) 887-1682 or Robert M. Kurucza of this firm at
(202) 887-1515.

                                Sincerely,

                                /s/ John S. Duessel

                                John S. Duessel

Attachment